Fair Value Measurements (Details) - Schedule of Liabilities that are Measured at Fair Value on a Recurring Basis - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Quoted Prices in Active Markets (Level 1) [Member]
Schedule of Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Cash and marketable securities held in Trust Account	$ 6,194,997	$ 6,049,745	$ 44,688,320
Warrant Liability-Private Placement Warrants
Significant Other Observable Inputs (Level 2) [member]
Schedule of Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Cash and marketable securities held in Trust Account
Warrant Liability-Private Placement Warrants
Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Cash and marketable securities held in Trust Account
Warrant Liability-Private Placement Warrants	$ 175,480	$ 107,713	$ 356,666